8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of valuation of stock options granted

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted during the years:

	2026	2025	2024

Risk-free interest rate	2.52%	2.33%	4.45%
Expected life of options	1.02 years	0.66 year	1 year
Annualized volatility	142.31%	51.62%	97.27
Dividends	0.00%	0.00%	0.00%